INTANGIBLE ASSETS	9 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Text Block]

NOTE 7 – INTANGIBLE ASSETS

In November 2012, the Company exercised its option to purchase 2,110 acres of geothermal water rights associated with land located in Malheur County, Oregon that totaled $400,000 ($200,000 initial deposit, plus $200,000 final payment).

Intangible assets, at cost, are summarized by project location as follows:

	December 31,	March 31,
	2012	2012
In operation:
San Emidio, Nevada:
Geothermal water and mineral rights [1]	$4,825,220	$4,825,220
Less: accumulated amortization [1]	(765,148)	(629,959)
	4,060,072	4,195,261

Inactive:
Raft River, Idaho:
Surface water rights	146,341	146,341
Geothermal water and mineral rights [2]	1,251,540	2,203,330

Granite Creek, Nevada:
Surface water rights	451,299	451,299

Neal Hot Springs, Oregon:
Geothermal water and mineral rights	625,337	225,337

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	625,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

San Emidio, Nevada:
Surface water rights	4,323,520	4,323,521
Geothermal water and mineral rights [1]	3,440,580	3,440,580
Less: accumulated amortization [1]	(430,073)	(430,073)
	11,430,545	11,982,335

	$15,490,618	$16,177,596

[1]

In January 2012, geothermal water rights located on 2,398 acres in San Emidio in the State of Nevada were segregated from the San Emidio plant operations to be utilized for a future project. The net value of the transferred rights was $3,010,507 ($3,440,580 cost, less $430,073 amortization). Amortization of these costs is no longer being charged to operations.

[2]

During the nine months ended December 31, 2012, a classification error was noted that related to the cost of land in Raft River, Idaho purchased for $951,789 that was incorrectly classified as geothermal water rights.

Amortization expense charged to plant operations during the nine months ended December 31, 2012 and the year ended March 31, 2012 was $135,189 and $256,412 ; respectively.

Estimated aggregate amortization expense for the next five fiscal years is as follows:

Projected
Amounts
Years ending December 31,
2013	$160,840
2014	160,840
2015	160,840
2016	160,840
2017	160,840

$804,200